Other Receivables (Tables) (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Other Receivables
	June 30, 2020 (Unaudited)	December 31, 2019 (Audited)
	$	$
Security deposit	-	2,871
Value Added Tax Receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
	159,905	134,112

	2019	2018
Security deposit	2,871	-
Value Added Tax receivables	60,946	-
Deposit	56,251	-
Others	14,044	-
	$134,112	$-

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Schedule of Other Receivables
	December 31, 2019	December 31, 2018
Security deposit	2,871	2,908
Value Added Tax Receivables	60,946	54,031
Deposit	56,251	61,747
Others	14,044	-
	$134,112	$118,686